PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

9.                          PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Buildings	235,044	330,802	52,559
Machinery	12,274	18,411	2,925
Office equipment	8,195	14,394	2,287
Motor vehicles	38,145	56,938	9,047
	293,658	420,545	66,818
Less: accumulated depreciation	(71,787)	(95,237)	(15,132)

Property and equipment, net	221,871	325,308	51,686

Construction in progress	1,414	—	—

Total	223,285	325,308	51,686

Depreciation expenses were RMB11,905, RMB13,729 and RMB16,560 (US$2,631) for the years ended December 31, 2009, 2010 and 2011, respectively.

Depreciation expenses have been reported in the following accounts:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Cost of goods sold	167	5,179	5,669	901
Selling, marketing and distribution expenses	11,202	6,968	5,917	940
General and administrative expenses	536	1,582	4,974	790

	11,905	13,729	16,560	2,631

As of December 31, 2010 and 2011, short-term loans amounting to RMB159,827 and RMB158,590 (US$25,197) were secured by the pledge of buildings of the Group with an aggregate net carrying value of RMB47,082 and RMB45,725 (US$7,265).

As of December 31, 2010 and 2011, the Group has not obtained the ownership certificates related to certain buildings with a carrying value of RMB132,789 and RMB140,929 (US$22,391), respectively.